STOCKHOLDERS' EQUITY - Equity Financing (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		1 Months Ended		2 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 29, 2021	Nov. 30, 2019	Jun. 30, 2019	Jul. 31, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022	Nov. 29, 2019
Class of Stock [Line Items]
Common stock, par value (in dollars per share)							$ 0.001	$ 0.001	$ 0.001
Aggregate sales price				$ 200.0
Proceeds from sale of stock			$ 27.8
Sale of stock, number of units issued (in shares)			20.4
ATM Facility
Class of Stock [Line Items]
Common stock, par value (in dollars per share)		$ 0.001								$ 0.001
Aggregate sales price		$ 35.0		$ 200.0
Shares reserved for future issuance amount									$ 97.8
Commission fixed rate	3.00%	3.00%
Proceeds from sale of stock					$ 38.2	$ 175.0	$ 175.0	$ 38.0
Sale of stock, number of units issued (in shares)					9.8	56.9	56.9	33.4
Weighted-average stock price per share (in dollars per share)					$ 4.01	$ 3.17	$ 3.17	$ 1.17
Issuance of common stock, issuance cost					$ 1.2	$ 5.4	$ 5.4	$ 1.2